TAXES ON INCOME (Details)	12 Months Ended
Dec. 31, 2012
Development Region A [Member]
2011-2012	10.00%
2013-2014	7.00%
2015 onwards	6.00%
Other Areas Within Israel [Member]
2011-2012	15.00%
2013-2014	12.50%
2015 onwards	12.00%